CONSOLIDATED STATEMENTS OF CHANGES IN REDEEMABLE CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Adjusted Balance, After Ratio Conversion	Previously Reported	Revision of Prior Period, Adjustment	Common Stock Outstanding	Common Stock Outstanding Adjusted Balance, After Ratio Conversion	Common Stock Outstanding Previously Reported	Common Stock Outstanding Revision of Prior Period, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Adjusted Balance, After Ratio Conversion	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Accumulated Deficit	Accumulated Deficit Adjusted Balance, After Ratio Conversion	Accumulated Deficit Previously Reported	Accumulated Deficit Revision of Prior Period, Adjustment	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Adjusted Balance, After Ratio Conversion	Accumulated Other Comprehensive Income Previously Reported	Accumulated Other Comprehensive Income Revision of Prior Period, Adjustment
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2020	112,558,444		25,729,542	86,828,902
Beginning balance, temporary equity at Dec. 31, 2020	$ 394,408		$ 394,408	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of warrants (in shares)	691,453
Exercise of a warrant, Series C and D Preferred Stock	$ 3,150
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	129,148,393	129,148,393	29,521,810	99,626,583
Ending balance, temporary equity at Dec. 31, 2021	$ 480,631	$ 480,631	$ 480,631	$ 0
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2020					7,246,285		1,656,415	5,589,870
Balance at the beginning at Dec. 31, 2020	(311,216)		(311,216)	0	$ 1		$ 0	$ 1	$ 18,817		$ 18,818	$ (1)	$ (333,200)		$ (333,200)	$ 0	$ 3,166		$ 3,166	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	2,531								2,531
Repurchase of equity instruments	(396)								(396)
Net loss	(46,689)												(46,689)
Issuance of common stock upon exercise of options (in shares)					1,970,875
Issuance of common stock upon exercise of options	758								758
Foreign currency translation adjustments	$ 95																95
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	9,217,160				9,217,160	9,217,160	2,106,934	7,110,226
Balance at the end at Dec. 31, 2021	$ (354,917)	$ (354,917)	$ (354,917)	$ 0	$ 1	$ 1	$ 0	$ 1	21,710	$ 21,710	21,711	(1)	(379,889)	$ (379,889)	(379,889)	0	3,261	$ 3,261	3,261	0
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Mar. 31, 2022	129,148,393
Ending balance, temporary equity at Mar. 31, 2022	$ 480,631
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	738								738
Net loss	(16,778)												(16,778)
Issuance of common stock upon exercise of options (in shares)					5,031
Issuance of common stock upon exercise of options	7								7
Foreign currency translation adjustments	(28)																(28)
Ending balance, Common stock, shares outstanding (in shares) at Mar. 31, 2022					9,222,191
Balance at the end at Mar. 31, 2022	$ (370,978)				$ 1				22,455				(396,667)				3,233
Beginning balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2021	129,148,393	129,148,393	29,521,810	99,626,583
Beginning balance, temporary equity at Dec. 31, 2021	$ 480,631	$ 480,631	$ 480,631	$ 0
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Dec. 31, 2022	129,148,393	129,148,393	29,521,810	99,626,583
Ending balance, temporary equity at Dec. 31, 2022	$ 480,631	$ 480,631	$ 480,631	$ 0
Beginning balance, Common stock, shares outstanding (in shares) at Dec. 31, 2021	9,217,160				9,217,160	9,217,160	2,106,934	7,110,226
Balance at the beginning at Dec. 31, 2021	$ (354,917)	$ (354,917)	(354,917)	0	$ 1	$ 1	$ 0	$ 1	21,710	21,710	21,711	(1)	(379,889)	(379,889)	(379,889)	0	3,261	3,261	3,261	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	2,527								2,527
Repurchase of equity instruments	(649)								(649)
Net loss	$ (76,356)												(76,356)
Issuance of common stock upon exercise of options (in shares)	1,968,000				1,204,891
Issuance of common stock upon exercise of options	$ 1,194								1,194
Foreign currency translation adjustments	$ (1,449)																(1,449)
Ending balance, Common stock, shares outstanding (in shares) at Dec. 31, 2022	10,422,051	10,422,051			10,422,051	10,422,051	2,382,358	8,039,693
Balance at the end at Dec. 31, 2022	$ (428,722)	$ (428,722)	$ (428,722)	$ 0	$ 1	$ 1	$ 0	$ 1	24,782	$ 24,782	$ 24,783	$ (1)	(456,245)	$ (456,245)	$ (456,245)	$ 0	2,740	$ 2,740	$ 2,740	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of warrants (in shares)	594,309
Exercise of a warrant, Series C and D Preferred Stock	$ 5,890
In-kind payment of preferred dividend	$ 241,529
Conversion of preferred stock into common stock (in shares)	(129,742,702)
Conversion of preferred stock into common stock	$ (728,050)
Ending balance, Redeemable Convertible Preferred Stock (in shares) at Mar. 31, 2023	0
Ending balance, temporary equity at Mar. 31, 2023	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	3,505								3,505
RSA vesting (in shares)					2,535,825
Repurchase of equity instruments (in shares)					(771,141)
Repurchase of equity instruments	(7,650)								(7,650)
Net loss	$ (63,312)												(63,312)
Issuance of common stock upon exercise of options (in shares)	472,000				470,843
Issuance of common stock upon exercise of options	$ 746								746
In-kind payment of preferred dividend	(241,529)												(241,529)
Issuance of Class B common stock to Sponsor (in shares)					153,895,644
Conversion of preferred stock into common stock	728,050				$ 15				728,035
Recapitalization, net of transaction expenses (in shares)					28,898,374
Recapitalization, net of transaction expenses (Note 3)	236,973				$ 3				236,970
Reclassification of warrants to equity	1,800								1,800
Foreign currency translation adjustments	$ (49)																(49)
Ending balance, Common stock, shares outstanding (in shares) at Mar. 31, 2023	195,451,596				195,451,596
Balance at the end at Mar. 31, 2023	$ 229,812				$ 19				$ 988,188				$ (761,086)				$ 2,691